Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Input [Member] | Unlisted common stocks [Member]
Financial assets:
Financial assets, Input	Volatility	Volatility
Input [Member] | Unlisted common stocks [Member]
Financial assets:
Financial assets, Input	Discount for lack of marketability	Discount for lack of marketability
Input [Member] | Unlisted Preferred stocks [Member]
Financial assets:
Financial assets, Input	Volatility	Volatility
Input [Member] | Unlisted Preferred stocks [Member]
Financial assets:
Financial assets, Input	Discount for lack of marketability	Discount for lack of marketability
Input [Member] | Convertible promissory notes [Member]
Financial liabilities:
Financial liabilities, Input	Discount rate	Discount rate
Change [Member] | Unlisted common stocks [Member]
Financial assets:
Financial assets, Change	1.00%	1.00%
Change [Member] | Unlisted common stocks [Member]
Financial assets:
Financial assets, Change	1.00%	1.00%
Change [Member] | Unlisted Preferred stocks [Member]
Financial assets:
Financial assets, Change	1.00%	1.00%
Change [Member] | Unlisted Preferred stocks [Member]
Financial assets:
Financial assets, Change	1.00%	1.00%
Change [Member] | Convertible promissory notes [Member]
Financial liabilities:
Financial liabilities, Change	1.00%	1.00%
Favorable Change [Member]
Financial assets:
Financial assets, Recognized in profit or loss
Financial liabilities:
Financial liabilities, Recognized in profit or loss	13	25
Favorable Change [Member] | Unlisted common stocks [Member]
Financial assets:
Financial assets, Recognized in profit or loss
Favorable Change [Member] | Unlisted common stocks [Member]
Financial assets:
Financial assets, Recognized in profit or loss
Favorable Change [Member] | Unlisted Preferred stocks [Member]
Financial assets:
Financial assets, Recognized in profit or loss
Favorable Change [Member] | Unlisted Preferred stocks [Member]
Financial assets:
Financial assets, Recognized in profit or loss
Favorable Change [Member] | Convertible promissory notes [Member]
Financial liabilities:
Financial liabilities, Recognized in profit or loss	13	25
Unfavorable Change [Member]
Financial assets:
Financial assets, Recognized in profit or loss
Financial liabilities:
Financial liabilities, Recognized in profit or loss	3	13
Unfavorable Change [Member] | Unlisted common stocks [Member]
Financial assets:
Financial assets, Recognized in profit or loss
Unfavorable Change [Member] | Unlisted common stocks [Member]
Financial assets:
Financial assets, Recognized in profit or loss
Unfavorable Change [Member] | Unlisted Preferred stocks [Member]
Financial assets:
Financial assets, Recognized in profit or loss
Unfavorable Change [Member] | Unlisted Preferred stocks [Member]
Financial assets:
Financial assets, Recognized in profit or loss
Unfavorable Change [Member] | Convertible promissory notes [Member]
Financial liabilities:
Financial liabilities, Recognized in profit or loss	3	13
Comprehensive Income Favorable Change [Member]
Financial assets:
Financial assets, Recognized in other comprehensive income	1,356	1,328
Financial liabilities:
Financial liabilities, Recognized in other comprehensive income
Comprehensive Income Favorable Change [Member] | Unlisted common stocks [Member]
Financial assets:
Financial assets, Recognized in other comprehensive income	31	31
Comprehensive Income Favorable Change [Member] | Unlisted common stocks [Member]
Financial assets:
Financial assets, Recognized in other comprehensive income	799	782
Comprehensive Income Favorable Change [Member] | Unlisted Preferred stocks [Member]
Financial assets:
Financial assets, Recognized in other comprehensive income	115	112
Comprehensive Income Favorable Change [Member] | Unlisted Preferred stocks [Member]
Financial assets:
Financial assets, Recognized in other comprehensive income	411	403
Comprehensive Income Favorable Change [Member] | Convertible promissory notes [Member]
Financial liabilities:
Financial liabilities, Recognized in other comprehensive income
Comprehensive Income Unfavorable Change [Member]
Financial assets:
Financial assets, Recognized in other comprehensive income	1,349	1,328
Financial liabilities:
Financial liabilities, Recognized in other comprehensive income
Comprehensive Income Unfavorable Change [Member] | Unlisted common stocks [Member]
Financial assets:
Financial assets, Recognized in other comprehensive income	29	28
Comprehensive Income Unfavorable Change [Member] | Unlisted common stocks [Member]
Financial assets:
Financial assets, Recognized in other comprehensive income	799	782
Comprehensive Income Unfavorable Change [Member] | Unlisted Preferred stocks [Member]
Financial assets:
Financial assets, Recognized in other comprehensive income	117	115
Comprehensive Income Unfavorable Change [Member] | Unlisted Preferred stocks [Member]
Financial assets:
Financial assets, Recognized in other comprehensive income	404	403
Comprehensive Income Unfavorable Change [Member] | Convertible promissory notes [Member]
Financial liabilities:
Financial liabilities, Recognized in other comprehensive income